Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 30, 2011 CNY	Apr. 01, 2011 CNY	Dec. 31, 2010 CNY
Accounts receivable	$ 147,859	939,347		1,017,415
Less: allowance for doubtful accounts	(11,903)	(75,617)	(75,617)	(75,617)	(72,635)	(72,892)	(73,292)
Accounts receivable, net	$ 135,956	863,730		941,798